---------------------------------
    THIS FILING LISTS SECURITIES             |        OMB APPROVAL           |
  HOLDINGS REPORTED ON THE FORM 13F          ---------------------------------
  FILED ON AUGUST 15, 2011 PURSUANT          |OMB Number:      3235-0006     |
    TO A REQUEST FOR CONFIDENTIAL            |Expires:  August 31, 2012      |
       TREATMENT AND FOR WHICH               |Estimated average burden       |
     CONFIDENTIAL TREATMENT IS NO            |hours per response . . .  23.5 |
          LONGER REQUESTED.                  ---------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE
         Report for the Calendar Year or Quarter Ended: 6/30/2011
                                                       ------------
         Check here if Amendment[ X ]: Amendment Number:    2
                                                       ------------

                        This Amendment (Check only one):
                        [ ]  is a restatement
                        [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     MICHAEL R. MURPHY
          ----------------------------------------------------------------------
Address:  191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
          ----------------------------------------------------------------------

Form 13F File Number 28-     11638
                             ---------------------------------------------------


               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Meghan O'Callaghan
          ----------------------------------------------------------------------
Title:    Associate
          ----------------------------------------------------------------------
Phone:    312-265-9600
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Meghan O'Callaghan
--------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)
11/14/2011
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE
---------------------

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:
                       2
          --------------

Form 13F Information Table Entry Total:
                       2
          --------------
Form 13F Information Table Value Total:
          $       5,553 (thousands)
          --------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              Form 13F File Number   Name
1                28-11635               DANIEL J. DONOGHUE
--------------   --------------------   --------------------------------
2                28-11637               DISCOVERY GROUP I, LLC
--------------   --------------------   --------------------------------

                              13F INFORMATION TABLE
                                    6/30/2011

      COLUMN 1       COLUMN 2    COLUMN 3    COLUMN 4            COLUMN 5          COLUMN 6     COLUMN 7            COLUMN 8
                                                                                                                    Voting
                                                                                                                  Authority

      NAME OF        TITLE OF                 VALUE      SHRS OR    SH/   PUT/     INVESTMENT     OTHER
      ISSUER          CLASS       CUSIP     (X $1000)    PRN AMT    PRN   CALL     DISCRETION   MANAGERS   SOLE       SHARED   NONE
GAIN CAP HLDGS INC     COM      36268W100        3,282    481,948   SH           SHARED-OTHER     1, 2               481,948
ROCHESTER MED CORP     COM      771497104        2,271    251,176   SH           SHARED-OTHER     1, 2               251,176
   TOTAL                                         5,553    733,124                                                    733,124